Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income Available to Common Shareholders ($ millions)	Company-Selected Metric: Pre-Tax Income ($ millions)(4)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$34,912,956	$39,837,679	$8,397,928	$8,689,563	$216.24	$153.55	$1,739	$2,280
2022	$17,626,494	$24,783,921	$6,073,940	$7,110,695	$209.25	$145.26	$1,509	$2,022
2021	$13,656,209	$33,838,591	$4,865,740	$7,591,527	$192.74	$165.02	$1,403	$1,791

Company Selected Measure Name	Pre-Tax Income
Named Executive Officers, Footnote	The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Mr. Reilly (our Chief Executive Officer) and the average for our NEOs excluding Mr. Reilly, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table for Fiscal 2023.” Mr. Reilly served as our PEO for the full fiscal year in 2023, 2022, and 2021. Our non-PEO NEOs included: (a) for fiscal year 2023 and 2022, Messrs. Shoukry, Bunn, Curtis, and Elwyn; and (b) for fiscal year 2021, Messrs. Shoukry, Bunn, John C. Carson, Jr., and Ms. Bella Loykhter Allaire.
Peer Group Issuers, Footnote	The Peer Group for which Total Shareholder Return is provided in column (g) is the Dow Jones U.S. Investment Services index.
PEO Total Compensation Amount	$ 34,912,956	$ 17,626,494	$ 13,656,209
PEO Actually Paid Compensation Amount	$ 39,837,679	24,783,921	33,838,591
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of CAP to Mr. Reilly, and the average CAP to our NEOs excluding Mr. Reilly, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Reilly or the rest of our NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments set forth in the sections below entitled “PEO SCT Total to CAP Reconciliation” and “Non-PEO NEO Average SCT Total to Average CAP Reconciliation” were made to total compensation for each year to determine the CAP for Mr. Reilly and the average for our NEOs excluding Mr. Reilly, respectively.
PEO SCT Total to CAP Reconciliation

Fiscal Year	2023	2022	2021
SCT Total	$34,912,956	$17,626,494	$13,656,209
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(24,806,053)	$(8,399,938)	$(5,930,786)
∓ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$26,626,504	$11,955,335	$11,046,655
∓ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$391,686	$2,427,263	$13,414,882
∓ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
∓ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,866,361	$656,403	$1,228,298
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$846,225	$518,364	$423,333
Compensation Actually Paid	$39,837,679	$24,783,921	$33,838,591

Non-PEO NEO Average Total Compensation Amount	$ 8,397,928	6,073,940	4,865,740
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,689,563	7,110,695	7,591,527
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of CAP to Mr. Reilly, and the average CAP to our NEOs excluding Mr. Reilly, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Reilly or the rest of our NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments set forth in the sections below entitled “PEO SCT Total to CAP Reconciliation” and “Non-PEO NEO Average SCT Total to Average CAP Reconciliation” were made to total compensation for each year to determine the CAP for Mr. Reilly and the average for our NEOs excluding Mr. Reilly, respectively.
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2023	2022	2021
Average SCT Total	$8,397,928	$6,073,940	$4,865,740
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(4,968,583)	$(2,331,126)	$(981,554)
∓ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$4,720,630	$2,878,263	$1,653,311
∓ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$79,638	$307,916	$1,804,171
∓ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
∓ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$298,716	$89,930	$189,771
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$161,234	$91,772	$60,088
Average Compensation Actually Paid	$8,689,563	$7,110,695	$7,591,527

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Pre-tax Income •Net Revenue •Adjusted ROE (1) (1)
Total Shareholder Return Amount	$ 216.24	209.25	192.74
Peer Group Total Shareholder Return Amount	153.55	145.26	165.02
Net Income (Loss)	$ 1,739	$ 1,509	$ 1,403
Company Selected Measure Amount	2,280	2,022	1,791
PEO Name	Mr. Reilly
Additional 402(v) Disclosure	While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that Pre-Tax Income is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROE
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,806,053)	$ (8,399,938)	$ (5,930,786)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,626,504	11,955,335	11,046,655
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	391,686	2,427,263	13,414,882
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,866,361	656,403	1,228,298
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	846,225	518,364	423,333
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,968,583)	(2,331,126)	(981,554)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,720,630	2,878,263	1,653,311
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,638	307,916	1,804,171
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,716	89,930	189,771
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 161,234	$ 91,772	$ 60,088